Shareholder Fees - DWS Communications Fund	May 01, 2021 USD ($)
Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%
Maximum deferred sales charge (load), as % of redemption proceeds	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20
Class T
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as % of offering price	2.50%
Maximum deferred sales charge (load), as % of redemption proceeds	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	none
Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as % of offering price	none
Maximum deferred sales charge (load), as % of redemption proceeds	1.00%	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20
INST Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as % of offering price	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	none

[1]	Investments of $1,000,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.